INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 714	$ 1,188
Bringg [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	0	300
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	563	414
Ituran MOB [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	151	437
Cellutrack [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 0	$ 37